PROPERTY AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013
Property And Equipment [Line Items]
Depreciation expense	$ 4,442	$ 4,592	$ 13,626	$ 9,184	$ 13,776	$ 28,406	$ 209,448	$ 223,074